EQUITY - Legal Reserve and Income reserves (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Balance of legal reserves	R$ 3,804,001	R$ 3,504,656
Legal reserve
EQUITY
Balance of legal reserves	3,589,552	3,385,302
Tax incentive reserve
EQUITY
Balance of legal reserves	R$ 214,449	R$ 119,354
Percentage of reduction in IRPJ levied	75.00%